INCOME TAX	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAX	INCOME TAX
Deferred income tax balances reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities in the balance sheet and the amounts used for income tax purposes.
The sources of deferred income tax balances are as follows:

(US $ millions)	Dec 31, 2020	Dec 31, 2019
Property, plant and equipment, differences in basis	$(210)	$(209)
Benefit of tax loss carryforwards	6	7
Other temporary differences in basis	7	12
Net deferred income tax liabilities	$(197)	$(190)

(US $ millions)	Dec 31, 2020	Dec 31, 2019
Deferred income tax assets	$3	$2
Deferred income tax liabilities	(200)	(192)
Net deferred income tax liabilities	$(197)	$(190)
As at December 31, 2020, the Company had the following tax losses available for carry forward:

	Amount (millions)	Latest Expiry Year
Tax loss carryforwards
United States – State tax loss	$266	2038
Canada – capital loss	$150	Indefinite
Belgium – trading loss	€28	Indefinite
The loss carryforwards may be utilized before expiry to eliminate cash taxes otherwise payable. Certain benefits relating to the above losses have been included in deferred income tax assets in the consolidated financial statements. At each balance sheet date, the Company reviews its deferred income tax assets and recognizes amounts that, in the judgement of management, are probable to be utilized. During the year, the Company recognized $6 million in net deferred tax assets (2019 – $5 million in net deferred tax assets derecognized) relating to prior years' tax losses and temporary differences. Of the total tax losses noted, the Company has not recognized €28 million (2019 – €23 million) loss carryforwards in Belgium, and $123 million (2019 – $122 million) capital loss carryforwards in Canada.
In addition, the Company has not recognized the following tax attributes as at December 31, 2020:

(US $ millions)
United States – State tax loss (2021–2038)	$210
United States – State tax credits (2021–2026)	55
The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2020 is $995 million (December 31, 2019 – $872 million).
Income tax recovery (expense) recognized in the statement of earnings comprises the following:

(US $ millions)	2020	2019
Current income tax (expense) recovery	$(140)	$47
Deferred income tax expense	(10)	(20)
Income tax (expense) recovery	$(150)	$27
The income tax (expense) recovery is calculated as follows:

(US $ millions)	2020	2019
Earnings (loss) before income tax	$647	$(69)
Income tax (expense) recovery at combined Canadian federal and provincial statutory rate of 25% (2019 – 26%)	(162)	18
Effect of:
Rate differences on foreign activities	6	10
Recognition (derecognition) of the benefit of tax losses and other deferred tax assets	6	(5)
Remeasurement of deferred tax liabilities, net	—	4
Income tax (expense) recovery	$(150)	$27
Income tax recovery recognized in the statement of comprehensive income comprises the following:
(US $ millions)	2020	2019
Actuarial loss on post-employment obligations	$(2)	$—
Tax	—	—
Net of tax	$(2)	$—
Foreign currency translation gain on foreign operations	$13	$13
Tax	1	1
Net of tax	$14	$14